TRANSFERS OF FINANCIAL ASSETS (General Information) (Details) (USD $) In Millions	Jan. 02, 2010	Jan. 31, 2010 North America [Member] Terminated Arrangement Related To Sales Of Accounts Receivable Recorded As Secured Borrowings [Member]	Jan. 02, 2010 North America [Member] Terminated Arrangement Related To Sales Of Accounts Receivable Recorded As Secured Borrowings [Member]	Jun. 30, 2010 Europe [Member]	Jun. 30, 2010 Europe [Member] Terminated Arrangement Related To Sales Of Accounts Receivable Recorded As Secured Borrowings [Member]
Accounts Receivable classified as secured borrowings, outstanding	$ 915	$ 264	$ 294	$ 584	$ 11
Maximum amount of receivables available for participation in programs	$ 1,939		$ 1,100		$ 721